Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
2021 2020 2021 2020 2021 2020 2021 2020
Defined benefit obligation at the beginning of the year 27,728 24,496 4,162 3,654 1,905 1,820 33,795 29,970
Current service cost 494 447 0 0 6 6 500 453
Interest expense 58 72 58 73 30 45 147 190
Plan participant contributions 266 259 0 0 0 0 266 259
Remeasurements 837 1,279 71 449 (62) 105 846 1,832
of which: actuarial (gains) / losses due to changes in demographic assumptions
51 (164) 14 (14) 4 (34) 69 (212)
of which: actuarial (gains) / losses due to changes in financial assumptions
(678) 983 (3) 505 (78) 134 (759) 1,621
of which: experience (gains) / losses
1
1,464 460 59 (42) 12 5 1,535 423
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (80) 0 0 0 0 0 (80) 0
Benefit payments (1,097) (1,153) (148) (148) (112) (108) (1,357) (1,409)
Other movements 0 (4) 0 0 1 0 1 (4)
Foreign currency translation (809) 2,333 (38) 132 (33) 37 (880) 2,501
Defined benefit obligation at the end of the year 27,398 27,728 4,105 4,162 1,740 1,905 33,242 33,795 of which: amounts owed to active members 14,333 13,765 150 159 222 245 14,705 14,169 of which: amounts owed to deferred members 0 0 1,593 1,879 669 743 2,262 2,622 of which: amounts owed to retirees 13,065 13,963 2,362 2,124 849 917 16,276 17,004 of which: funded plans 27,398 27,728 4,105 4,162 1,222 1,319 32,724 33,209 of which: unfunded plans 0 0 0 0 518 586 518 586
Fair value of plan assets at the beginning of the year 32,590 28,219 4,149 3,658 1,360 1,299 38,100 33,176
Return on plan assets excluding interest income 2,322 1,818 277 388 40 118 2,639 2,324
Interest income 74 84 58 73 26 38 159 196
Employer contributions

763 729 0 46 16 17 779 792
Plan participant contributions 266 259 0 0 0 0 266 259
Benefit payments (1,097) (1,153) (148) (148) (112) (108) (1,357) (1,409)
Administration expenses, taxes and premiums paid (13) (13) 0 0 (4) (4) (17) (17)
Other movements 0 0 0 0 1 0 1 0
Foreign currency translation (930) 2,647 (39) 132 0 0 (969) 2,779
Fair value of plan assets at the end of the year 33,975 32,590 4,297 4,149 1,329 1,360 39,601 38,100
Surplus / (deficit) 6,577 4,862 192 (13) (411) (545) 6,358 4,304
Asset ceiling effect at the beginning of the year 4,862 3,724 0 0 0 0 4,862 3,724
Interest expense on asset ceiling effect 15 12 0 0 0 0 15 12
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect 1,821 814 0 0 0 0 1,821 814
Foreign currency translation (121) 313 0 0 0 0 (121) 313
Asset ceiling effect at the end of the year 6,577 4,862 0 0 0 0 6,577 4,862
Net defined benefit asset / (liability) of major plans 0 0 192 (13) (411) (545) (219) (558)
Net defined benefit asset / (liability) of remaining plans (112) (123)
Total net defined benefit asset / (liability) (331) (680)
of which: Net defined benefit asset 302 42
of which: Net defined benefit liability
2
(633) (722)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to Note 19c.
Income statement – expenses related to defined benefit plans
1
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Current service cost 494 447 0 0 6 6 500 453
Interest expense related to defined benefit obligation 58 72 58 73 30 45 147 190
Interest income related to plan assets (74) (84) (58) (73) (26) (38) (159) (196)
Interest expense on asset ceiling effect 15 12 0 0 0 0 15 12
Administration expenses, taxes and premiums paid 13 13 0 0 4 4 17 17
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (80) 0 0 0 0 0 (80) 0
Net periodic expenses recognized in net profit for major plans 426 459 0 3 18 18 444 479
Net periodic expenses recognized in net profit for remaining plans
2
25 23
Total net periodic expenses recognized in net profit 470 502
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans

USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Remeasurement of defined benefit obligation (837) (1,279) (71) (449) 62 (105) (846) (1,832)
of which: change in discount rate assumption 870 (777) 319 (504) 77 (141) 1,267 (1,421)
of which: change in rate of salary increase assumption (3) (230) 0 0 0 0 (3) (230)
of which: change in rate of pension increase assumption 0 0 (316) (1) (1) 1 (318) 0 of which: change in rate of interest credit on retirement savings assumption
(193) 26 0 0 (1) 24 (194) 50
of which: change in life expectancy 0 261 9 22 (3) 50 5 333
of which: change in other actuarial assumptions (47) (99) (23) (8) 2 (34) (68) (142)
of which: experience gains / (losses)
1
(1,464) (460) (59) 42 (12) (5) (1,535) (423)
Return on plan assets excluding interest income 2,322 1,818 277 388 40 118 2,639 2,324
Asset ceiling effect excluding interest expense and foreign currency translation
(1,821) (814) 0 0 0 0 (1,821) (814)
Total gains / (losses) recognized in other comprehensive income for major plans (336) (276) 207 (61) 103 14 (27) (323)
Total gains / (losses) recognized in other comprehensive income for remaining plans 30 (4)
Total gains / (losses) recognized in other comprehensive income
2
2 (327)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to the “Statement of comprehensive income.”

Disclosure of maturity analysis of expected benefit payments [text block]
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Duration of the defined benefit obligation (in years) 15.1 15.7 18.8 19.0 9.5 10.2
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months 1,312 1,293 110 114 123 122
Benefits expected to be paid between 1 and 3 years 2,636 2,630 248 232 237 235
Benefits expected to be paid between 3 and 6 years 3,824 3,839 418 406 338 346
Benefits expected to be paid between 6 and 11 years 6,220 6,166 743 744 495 532
Benefits expected to be paid between 11 and 16 years 5,572 5,646 751 758 392 413
Benefits expected to be paid in more than 16 years 18,092 18,884 3,028 3,206 519 541
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
Swiss pension plan UK pension plan
US and German pension
plans
1
In % 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate 0.34 0.10 1.82 1.42 2.10 1.62
Rate of salary increase 2.01 2.00 0.00 0.00 2.35 2.25
Rate of pension increase 0.00 0.00 3.32 2.89 1.80 1.70
Rate of interest credit on retirement savings

1.04 0.60 0.00 0.00 1.18 1.12
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD million 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate
Increase by 50 basis points (1,695) (1,793) (361) (370) (78) (91)
Decrease by 50 basis points 1,933 2,048 411 423 84 99
Rate of salary increase
Increase by 50 basis points 109 117 –
2
–
2
0 1
Decrease by 50 basis points (104) (111) –
2
–
2
0 (1)
Rate of pension increase
Increase by 50 basis points 1,333 1,413 334 358 6 8
Decrease by 50 basis points –
3
–
3
(306) (316) (6) (7)
Rate of interest credit on retirement savings
Increase by 50 basis points 224 236 –
4
–
4
8 9
Decrease by 50 basis points (224)
5
(188) –
4
–
4
(7) (8)
Life expectancy
Increase in longevity by one additional year 915 1,061 184 182 56 60
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the plan is closed for future
service, a change in assumption is not

applicable.

3 As the assumed rate of pension increase

was
0
% as of 31 December 2021 and as

of 31 December 2020, a downward change

in assumption is not applicable.

4 As the UK plan does not provide interest

credits on retirement savings, a change in

assumption is not applicable.

5 As of 31 December 2021,
19
% of retirement savings were subject to a legal minimum

rate of
1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets
Swiss pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 187 0 187 1 219 0 219 1
Real estate / property
Domestic 0 3,530 3,530 10 0 3,582 3,582 11
Foreign 0 580 580 2 0 331 331 1
Investment funds
Equity

Domestic 843 0 843 2 826 0 826 3
Foreign 6,213 2,652 8,865 26 6,284 1,958 8,242 25
Bonds
1
Domestic, AAA to BBB– 4,446 0 4,446 13 3,721 0 3,721 11
Foreign, AAA to BBB– 5,093 0 5,093 15 6,146 0 6,146 19
Foreign, below BBB– 1,314 0 1,314 4 1,303 0 1,303 4
Other 4,211 3,558 7,769 23 3,363 3,722 7,085 22
Other investments 668 682 1,349 4 663 473 1,136 3
Total fair value of plan assets 22,973 11,002 33,975 100 22,525 10,065 32,590 100
31.12.21 31.12.20
Total fair value of plan assets 33,975 32,590
of which:
2
Bank accounts at UBS

194 231
UBS debt instruments 28 34
UBS shares 25 24
Securities lent to UBS
3
1,079 1,416
Property occupied by UBS 93 96
Derivative financial instruments, counterparty UBS
3
128 149
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating

agencies were used, these

were converted to

the equivalent rating

in S&P’s rating

classification.

2 Bank accounts at

UBS encompass accounts

in the name of

the Swiss pension

fund. The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are

presented gross of

any collateral. Securities

lent to UBS

were fully covered

by collateral as

of 31 December

2021 and 31

December 2020. Net

of collateral, derivative

financial instruments
amounted to USD 43

million as of 31 December 2021 (31 December 2020: negative USD
17

million).
Composition and fair value of plan assets

(continued)
UK pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 147 0 147 3 195 0 195 5
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 61 2,150 0 2,150 52
Foreign, AAA to BBB– 372 0 372 9 53 0 53 1
Foreign, below BBB– 4 0 4 0 0 0 0 0
Investment funds
Equity

Domestic 44 4 47 1 34 3 37 1
Foreign 921 0 921 21 1,077 0 1,077 26
Bonds
1
Domestic, AAA to BBB– 532 147 679 16 919 131 1,050 25
Domestic, below BBB– 12 0 12 0 47 0 47 1
Foreign, AAA to BBB– 179 0 179 4 149 0 149 4
Foreign, below BBB– 115 0 115 3 110 0 110 3
Real estate
Domestic 110 12 122 3 98 16 114 3
Foreign 6 34 40 1 0 37 37 1
Other (313) 0 (313) (7) (86) 0 (86) (2)
Insurance contracts 0 8 8 0 0 8 8 0
Derivatives 57 (3) 54 1 (3) 0 (3) 0
Asset-backed securities 0 11 11 0 0 6 6 0
Other investments
2
(717) 10 (707) (16) (803) 9 (794) (19)
Total fair value of plan assets 4,074 223 4,297 100 3,940 209 4,149 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Mainly relates to repurchase arrangements on UK treasury bonds.
US and German pension plans
31.12.21 31.12.20
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 11 0 11 1 38 0 38 3
Equity
Domestic 79 0 79 6 0 0 0 0
Foreign 31 0 31 2 0 0 0 0
Bonds
1
Domestic, AAA to BBB– 486 0 486 37 490 0 490 36
Domestic, below BBB– 17 0 17 1 7 0 7 0
Foreign, AAA to BBB– 97 0 97 7 99 0 99 7
Foreign, below BBB– 6 0 6 0 1 0 1 0
Investment funds
Equity

Domestic 3 0 3 0 210 0 210 15
Foreign 56 0 56 4 169 0 169 12
Bonds
1
Domestic, AAA to BBB– 269 0 269 20 195 0 195 14
Domestic, below BBB– 147 0 147 11 34 0 34 2
Foreign, AAA to BBB– 11 0 11 1 19 0 19 1
Foreign, below BBB– 2 0 2 0 3 0 3 0
Real estate
Domestic 0 9 9 1 0 14 14 1
Other 99 0 99 7 79 0 79 6
Insurance contracts 0 1 1 0 0 1 1 0
Other investments 5 0 5 0 0 0 0 0
Total fair value of plan assets 1,319 10 1,329 100 1,345 15 1,360 100
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings

AAA to BBB– and below

BBB– represent investment grade

and non-investment grade ratings,

respectively. In cases where

credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

Disclosure Of Expenses On Defined Contribution Plans Explanatory	Expenses related to defined contribution plans For the year ended USD million 31.12.21 31.12.20 31.12.19 US plan 198 190 173 UK plan 101 88 82 Remaining plans 64 65 71 Total 1 363 343 326 1 Refer to Note 6.
Disclosure Of Transactions Between Related Parties Explanatory	Related-party disclosure For the year ended USD million 31.12.21 31.12.20 31.12.19 Received by UBS Fees 39 34 34 Paid by UBS Rent 4 5 4 Dividends, capital repayments and interest 5 10 11
Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS shares and UBS debt instruments
For the year ended
31.12.21 31.12.20
Financial instruments bought by pension funds
UBS shares (in thousands of shares) 907 1,758
UBS debt instruments (par values, USD million) 37 28
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares) 1,688 2,605
UBS debt instruments (par values, USD million) 40 6
UBS shares held by post-employment benefit

plans
31.12.21 31.12.20
Number of shares (in thousands of shares) 14,073 14,854
Fair value (USD million) 252 210

Actuarial Assumption Of Mortality Rates [Member]
Entity [Table]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 21.7 21.7 23.3 23.2
UK S3PA with CMI 2020 projections
1
23.4 23.4 24.5 24.6
USA Pri-2012 with MP-2021 projection scale
2
21.9 21.8 23.3 23.2
Germany Dr. K. Heubeck 2018 G 20.5 20.8 23.2 23.6
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 23.4 23.4 25.0 24.9
UK S3PA with CMI 2020 projections
1
24.9 24.9 26.3 26.3
USA Pri-2012 with MP-2021 projection scale
2
23.3 23.2 24.7 24.5
Germany Dr. K. Heubeck 2018 G 23.9 24.3 26.1 26.5
1 In 2020, S3PA with CMI 2019 projections was used.

2 In 2020, Pri-2012 with MP-2020 projection scale was used.

UBS AG
Entity [Table]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
2021 2020 2021 2020 2021 2020 2021 2020
Defined benefit obligation at the beginning of the year 15,619 13,809 4,162 3,654 1,905 1,820 21,686 19,283
Current service cost 285 262 0 0 6 6 291 268
Interest expense 33 40 58 73 30 45 122 159
Plan participant contributions 161 159 0 0 0 0 161 159
Remeasurements 490 677 71 449 (62) 105 498 1,231
of which: actuarial (gains) / losses due to changes in demographic assumptions
26 (53) 14 (14) 4 (34) 45 (101)
of which: actuarial (gains) / losses due to changes in financial assumptions
(385) 565 (3) 505 (78) 134 (466) 1,204
of which: experience (gains) / losses
1,2
848 165 59 (42) 12 5 919 127
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (49) 0 0 0 0 0 (49) 0
Benefit payments (602) (641) (148) (148) (112) (108) (862) (898)
Other movements 0 (4) 0 0 1 0 1 (4)
Foreign currency translation (456) 1,317 (38) 132 (33) 37 (527) 1,486
Defined benefit obligation at the end of the year 15,480 15,619 4,105 4,162 1,740 1,905 21,324 21,686 of which: amounts owed to active members 8,604 8,290 150 159 222 245 8,976 8,694 of which: amounts owed to deferred members 0 0 1,593 1,879 669 743 2,262 2,622 of which: amounts owed to retirees 6,876 7,329 2,362 2,124 849 917 10,086 10,370 of which: funded plans 15,480 15,619 4,105 4,162 1,222 1,319 20,806 21,100 of which: unfunded plans 0 0 0 0 518 586 518 586
Fair value of plan assets at the beginning of the year 18,358 15,908 4,149 3,658 1,360 1,299 23,867 20,864
Return on plan assets excluding interest income
2
1,319 962 277 388 40 118 1,637 1,469
Interest income 42 48 58 73 26 38 127 159
Employer contributions

450 436 0 46 16 17 466 499
Plan participant contributions 161 159 0 0 0 0 161 159
Benefit payments (602) (641) (148) (148) (112) (108) (862) (898)
Administration expenses, taxes and premiums paid (8) (8) 0 0 (4) (4) (11) (11)
Other movements 0 0 0 0 1 0 1 0
Foreign currency translation (524) 1,495 (39) 132 0 0 (563) 1,626
Fair value of plan assets at the end of the year 19,196 18,358 4,297 4,149 1,329 1,360 24,821 23,867
Surplus / (deficit) 3,716 2,739 192 (13) (411) (545) 3,497 2,181
Asset ceiling effect at the beginning of the year 2,739 2,099 0 0 0 0 2,739 2,099
Interest expense on asset ceiling effect 8 7 0 0 0 0 8 7
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect 1,037 457 0 0 0 0 1,037 457
Foreign currency translation (68) 176 0 0 0 0 (68) 176
Asset ceiling effect at the end of the year 3,716 2,739 0 0 0 0 3,716 2,739
Net defined benefit asset / (liability) of major plans 0 0 192 (13) (411) (545) (219) (558)
Net defined benefit asset / (liability) of remaining plans (96) (112)
Total net defined benefit asset / (liability) (315) (670)
of which: Net defined benefit asset 302 42
of which: Net defined benefit liability
3
(617) (711)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Includes the effect from employees being transferred between UBS AG and UBS Business Solutions during the period.

3 Refer to Note 19c.
Income statement – expenses related to defined benefit plans
1
USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Current service cost 285 262 0 0 6 6 291 268
Interest expense related to defined benefit obligation 33 40 58 73 30 45 122 159
Interest income related to plan assets (42) (48) (58) (73) (26) (38) (127) (159)
Interest expense on asset ceiling effect 8 7 0 0 0 0 8 7
Administration expenses, taxes and premiums paid 8 8 0 0 4 4 11 11
Past service cost related to plan amendments 0 0 0 3 4 0 4 3
Curtailments (49) 0 0 0 0 0 (49) 0
Net periodic expenses recognized in net profit for major plans 243 269 0 3 18 18 261 289
Net periodic expenses recognized in net profit for remaining plans
2
19 17
Total net periodic expenses recognized in net profit 280 306
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans

USD million Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Remeasurement of defined benefit obligation (490) (677) (71) (449) 62 (105) (498) (1,231)
of which: change in discount rate assumption 494 (447) 319 (504) 77 (141) 890 (1,092)
of which: change in rate of salary increase assumption (2) (132) 0 0 0 0 (2) (132)
of which: change in rate of pension increase assumption 0 0 (316) (1) (1) 1 (317) 0 of which: change in rate of interest credit on retirement savings assumption
(110) 15 0 0 (1) 24 (110) 39
of which: change in life expectancy 0 84 9 22 (3) 50 5 156
of which: change in other actuarial assumptions (24) (33) (23) (8) 2 (34) (45) (75)
of which: experience gains / (losses)
1,2
(848) (165) (59) 42 (12) (5) (919) (127)
Return on plan assets excluding interest income 1,319 962 277 388 40 118 1,637 1,469
Asset ceiling effect excluding interest expense and foreign currency translation
(1,037) (457) 0 0 0 0 (1,037) (457)
Total gains / (losses) recognized in other comprehensive income for major plans (207) (172) 207 (61) 103 14 102 (219)
Total gains / (losses) recognized in other comprehensive income for remaining plans 31 (3)
Total gains / (losses) recognized in other comprehensive income
3
133 (222)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Includes the effect from employees being transferred between UBS AG and UBS Business Solutions during the period.

3 Refer to the “Statement of comprehensive income.”

Disclosure of maturity analysis of expected benefit payments [text block]
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Duration of the defined benefit obligation (in years) 15.5 16.2 18.8 19.0 9.5 10.2
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months 719 710 110 114 123 122
Benefits expected to be paid between 1 and 3 years 1,440 1,442 248 232 237 235
Benefits expected to be paid between 3 and 6 years 2,097 2,100 418 406 338 346
Benefits expected to be paid between 6 and 11 years 3,467 3,408 743 744 495 532
Benefits expected to be paid between 11 and 16 years 3,156 3,184 751 758 392 413
Benefits expected to be paid in more than 16 years 10,733 11,186 3,028 3,206 519 541
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
Swiss pension plan UK pension plan
US and German pension
plans
1
In % 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate 0.34 0.10 1.82 1.42 2.10 1.62
Rate of salary increase 2.01 2.00 0.00 0.00 2.35 2.25
Rate of pension increase 0.00 0.00 3.32 2.89 1.80 1.70
Rate of interest credit on retirement savings

1.04 0.60 0.00 0.00 1.18 1.12
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD million 31.12.21 31.12.20 31.12.21 31.12.20 31.12.21 31.12.20
Discount rate
Increase by 50 basis points (975) (1,030) (361) (370) (78) (91)
Decrease by 50 basis points 1,116 1,181 411 423 84 99
Rate of salary increase
Increase by 50 basis points 69 74 –
2
–
2
0 1
Decrease by 50 basis points (66) (71) –
2
–
2
0 (1)
Rate of pension increase
Increase by 50 basis points 749 793 334 358 6 8
Decrease by 50 basis points –
3
–
3
(306) (316) (6) (7)
Rate of interest credit on retirement savings
Increase by 50 basis points 134 142 –
4
–
4
8 9
Decrease by 50 basis points (134)
5
(113) –
4
–
4
(7) (8)
Life expectancy
Increase in longevity by one additional year 475 566 184 182 56 60
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the plan is closed for future
service, a change in assumption is not

applicable.

3 As the assumed rate of pension increase

was
0
% as of 31 December 2021 and as

of 31 December 2020, a downward change

in assumption is not applicable.

4 As the UK plan does not provide interest

credits on retirement savings, a change in

assumption is not applicable.

5 As of 31 December 2021,
17
% of retirement savings were subject to a legal minimum

rate of
1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets
Swiss pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 106 0 106 1 123 0 123 1
Real estate / property
Domestic 0 1,994 1,994 10 0 2,018 2,018 11
Foreign 0 328 328 2 0 186 186 1
Investment funds
Equity

Domestic 476 0 476 2 465 0 465 3
Foreign 3,510 1,498 5,009 26 3,540 1,103 4,642 25
Bonds
1
Domestic, AAA to BBB– 2,512 0 2,512 13 2,096 0 2,096 11
Foreign, AAA to BBB– 2,877 0 2,877 15 3,462 0 3,462 19
Foreign, below BBB– 742 0 742 4 734 0 734 4
Other 2,379 2,010 4,389 23 1,894 2,097 3,991 22
Other investments 377 385 762 4 373 266 640 3
Total fair value of plan assets 12,980 6,216 19,196 100 12,688 5,670 18,358 100
31.12.21 31.12.20
Total fair value of plan assets 19,196 18,358
of which:
2
Bank accounts at UBS AG 109 130
UBS AG debt instruments 16 19
UBS Group AG shares 14 13
Securities lent to UBS AG
3
608 796
Property occupied by UBS AG 52 54
Derivative financial instruments, counterparty UBS AG
3
72 84
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent investment

grade and non-investment grade ratings,

respectively. In cases where credit

ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund.

The other
positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.,

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2021 and 31 December 2020.

Net
of collateral, derivative financial instruments amounted to USD 24 million as of 31 December 2021 (31 December 2020: negative USD
9

million).
Composition and fair value of plan assets (continued)
UK pension plan
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 147 0 147 3 195 0 195 5
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 61 2,150 0 2,150 52
Foreign, AAA to BBB– 372 0 372 9 53 0 53 1
Foreign, below BBB– 4 0 4 0 0 0 0

0
Investment funds
Equity

Domestic 44 4 47 1 34 3 37 1
Foreign 921 0 921 21 1,077 0 1,077 26
Bonds
1
Domestic, AAA to BBB– 532 147 679 16 919 131 1,050 25
Domestic, below BBB– 12 0 12 0 47 0 47 1
Foreign, AAA to BBB– 179 0 179 4 149 0 149 4
Foreign, below BBB– 115 0 115 3 110 0 110 3
Real estate
Domestic 110 12 122 3 98 16 114 3
Foreign 6 34 40 1 0 37 37 1
Other (313) 0 (313) (7) (86) 0 (86) (2)
Insurance contracts 0 8 8 0 0 8 8 0
Derivatives 57 (3) 54 1 (3) 0 (3) 0
Asset-backed securities 0 11 11 0 0 6 6 0
Other investments
2
(717) 10 (707) (16) (803) 9 (794) (19)
Total fair value of plan assets 4,074 223 4,297 100 3,940 209 4,149 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)
US and German pension plans
31.12.21 31.12.20
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD million
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 11 0 11 1 38 0 38 3
Equity
Domestic 79 0 79 6 0 0 0 0
Foreign 31 0 31 2 0 0 0 0
Bonds
1
Domestic, AAA to BBB– 486 0 486 37 490 0 490 36
Domestic, below BBB– 17 0 17 1 7 0 7 0
Foreign, AAA to BBB– 97 0 97 7 99 0 99 7
Foreign, below BBB– 6 0 6 0 1 0 1 0
Investment funds
Equity

Domestic 3 0 3 0 210 0 210 15
Foreign 56 0 56 4 169 0 169 12
Bonds
1
Domestic, AAA to BBB– 269 0 269 20 195 0 195 14
Domestic, below BBB– 147 0 147 11 34 0 34 2
Foreign, AAA to BBB– 11 0 11 1 19 0 19 1
Foreign, below BBB– 2 0 2 0 3 0 3 0
Real estate
Domestic 0 9 9 1 0 14 14 1
Other 99 0 99 7 79 0 79 6
Insurance contracts 0 1 1 0 0 1 1 0
Other investments

5

0

5

0

0

0

0

0
Total fair value of plan assets 1,319 10 1,329 100 1,345 15 1,360 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

Disclosure Of Expenses On Defined Contribution Plans Explanatory	Expenses related to defined contribution plans For the year ended USD million 31.12.21 31.12.20 31.12.19 US plan 198 190 173 UK plan 41 36 34 Remaining plans 64 65 71 Total 1 303 291 278 1 Refer to Note 6.
Disclosure Of Transactions Between Related Parties Explanatory	Related-party disclosure For the year ended USD million 31.12.21 31.12.20 31.12.19 Received by UBS AG Fees 22 19 19 Paid by UBS AG Rent 2 3 2 Dividends, capital repayments and interest 5 10 10
Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
For the year ended
31.12.21 31.12.20
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares) 847 1,677
UBS AG debt instruments (par values, USD million) 22 16
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares) 1,505 2,556
UBS AG debt instruments (par values, USD million) 22 4
UBS Group AG shares held by post-employment

benefit plans
31.12.21 31.12.20
Number of shares (in thousands of shares) 13,456 14,112
Fair value (USD million) 241 199

UBS AG | Actuarial Assumption Of Mortality Rates [Member]
Entity [Table]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 21.7 21.7 23.3 23.2
UK S3PA with CMI 2020 projections
1
23.4 23.4 24.5 24.6
USA Pri-2012 with MP-2021 projection scale
2
21.9 21.8 23.3 23.2
Germany Dr. K. Heubeck 2018 G 20.5 20.8 23.2 23.6
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.21 31.12.20 31.12.21 31.12.20
Switzerland BVG 2020 G with CMI 2019 projections 23.4 23.4 25.0 24.9
UK S3PA with CMI 2020 projections
1
24.9 24.9 26.3 26.3
USA Pri-2012 with MP-2021 projection scale
2
23.3 23.2 24.7 24.5
Germany Dr. K. Heubeck 2018 G 23.9 24.3 26.1 26.5
1 In 2020, S3PA with CMI 2019 projections was used.

2 In 2020, Pri-2012 with MP-2020 projection scale was used.